Annual Fund Operating Expenses - Institutional - Vanguard Long-Term Treasury Index Fund - Institutional Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.05%